Provisions and Other Liabilities - Summary of Movements in Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 2,470
Settled during the year	(97)
Change in discount rate	649
Change in amount and timing of cash flows	506
Accretion (Note 10)	118
Other	18
Changes in foreign exchange rates	(7)
Provisions, ending balance	3,657
Less current portion of provisions (Note 18)	(173)
Long-term provisions	3,484	$ 2,345
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	2,234
Settled during the year	(58)
Change in discount rate	649
Change in amount and timing of cash flows	390
Accretion (Note 10)	114
Other	18
Changes in foreign exchange rates	(5)
Provisions, ending balance	3,342
Less current portion of provisions (Note 18)	(124)
Long-term provisions	3,218
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	236
Settled during the year	(39)
Change in discount rate	0
Change in amount and timing of cash flows	116
Accretion (Note 10)	4
Other	0
Changes in foreign exchange rates	(2)
Provisions, ending balance	315
Less current portion of provisions (Note 18)	(49)
Long-term provisions	$ 266